Common and Preferred Stock, Additional Paid-In Capital and Dividends, Series G Perpetual Convertible Preferred Shares (Details) - Series G Preferred Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Series G Preferred Shares [Abstract]
Percentage of closing price of common stock	120.00%
Percentage of lowest daily VWAP used to determine conversion rate	80.00%
Threshold consecutive trading days	20 days
Number of common shares that can be voted for each preferred share (in shares)	1,000
Liquidation Amount (in dollars per share)	$ 1,000
Redemption premium before first anniversary	15.00%
Redemption premium after first anniversary	20.00%
Percentage of Liquidation Amount paid as dividend	15.00%
Subsequent Event [Member]
Series G Preferred Shares [Abstract]
Fixed conversion price (in dollars per share)		$ 3.67
Minimum [Member]
Series G Preferred Shares [Abstract]
Floor conversion price (in dollars per share)	$ 0.6